Argent Small Cap Fund
Schedule of Investments
September 30, 2022 (Unaudited)

	Number of
COMMON STOCKS - 98.6%	Shares	Value

Consumer Discretionary - 16.5%
America's Car-Mart, Inc. (a)	3,080	$187,942
Asbury Automotive (a)	1,660	250,826
Franchise Group, Inc.	4,015	97,564
Helen of Troy Limited (a)	1,775	171,181
Installed Building Products, Inc.	2,475	200,450
LCI Industries	2,380	241,475
Murphy USA, Inc.	1,300	357,383
Skyline Champion Corporation (a)	10,730	567,295
XPEL, Inc.	2,400	154,656
		2,228,772
Financials - 18.8%
Glacier Bancorp, Inc.	5,220	256,459
Houlihan Lokey, Inc.	4,665	351,648
OneMain Holdings, Inc.	15,465	456,527
OTC Markets Group Inc.	2,850	156,892
Pacific Premier Bancorp, Inc.	5,255	162,695
RLI Corp.	4,735	484,769
Veritex Holdings, Inc.	5,700	151,563
Victory Capital Holdings, Inc.	22,097	515,081
		2,535,634
Health Care - 19.7%
Addus Homecare Corp. (a)	6,445	613,822
Globus Medical, Inc. (a)	6,590	392,566
Halozyme Therapeutics, Inc. (a)	3,555	140,565
Inotiv, Inc. (a)	7,875	132,694
Medpace Holdings, Inc. (a)	4,160	653,827
Omnicell, Inc. (a)	3,935	342,463
Select Medical Holdings Corporation	17,570	388,297
		2,664,234
Industrials - 19.2%
ASGN Incorporated (a)	5,470	494,324
Alamo Group, Inc. (a)	600	73,362
Atkore, Inc. (a)	2,215	172,349
CBIZ, Inc. (a)	1,650	70,587
ESAB Corporation (a)	3,095	103,249
Exponent, Inc. (a)	3,745	328,324
Herc Holdings, Inc.	2,830	293,980
IAA Inc. (a)	10,935	348,280
IBEX Holdings Limited (a)	12,870	238,996
UFP Industries, Inc.	4,790	345,646
Willdan Group, Inc. (a)	8,125	120,331
		2,589,428

Information Technology - 14.9%
Alarm.com Holdings, Inc.	3,240	210,146
Envestnet, Inc. (a)	7,105	315,462
ePlus, Inc. (a)	11,275	468,364
Fortinet, Inc.	9,850	483,931
I3 Verticals, LLC (a)	3,005	60,190
ICF International Inc.	2,775	302,530
Repay Holdings Corporation	23,275	164,322
		2,004,945
Real Estate - 9.5%
Colliers International Group, Inc.	4,820	441,801
FirstService Corporation	3,760	447,478
Green Brick Partners, Inc.	18,155	388,154
		1,277,433
TOTAL COMMON STOCKS		13,300,446
(Cost $13,707,122)

SHORT-TERM INVESTMENT - 1.7%
Money Market Fund - 1.7%
First American Government Obligations Fund - Class X, 2.78% (b)	224,321	224,321
TOTAL SHORT-TERM INVESTMENT
(Cost $224,321)		224,321
TOTAL INVESTMENTS
(Cost $13,931,443) - 100.3%		13,524,767
Liabilities in excess of other assets - (0.3%)		(38,385)
TOTAL NET ASSETS - 100.0%		$13,486,382

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of September 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global
Fund Services.

Summary of Fair Value Measurements at September 30, 2022 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,228,772	$-	$-	$2,228,772
Financials	2,535,634	-	-	2,535,634
Health Care	2,664,234	-	-	2,664,234
Industrials	2,589,428	-	-	2,589,428
Information Technology	2,004,945	-	-	2,004,945
Real Estate	1,277,433			1,277,433
Total Common Stocks	13,300,446	-	-	13,300,446
Short-Term Investments	224,321	-	-	224,321
Total Investments in Securities	$13,524,767	$-	$-	$13,524,767